United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Hermes Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/22

Date of Reporting Period: Six months ended 03/31/22

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
March 31, 2022

Share Class | Ticker	A | FMUUX	Institutional | FMUSX	R6 | FMULX

Federated Hermes Municipal Ultrashort Fund
Fund Established 2000

A Portfolio of Federated Hermes Fixed Income Securities, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2021 through March 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrial Development Bond/Pollution Control Revenue	16.5%
Hospital	10.5%
Electric & Gas	10.4%
General Obligation—Local	10.4%
Multi-Family Housing	9.3%
Prepaid Gas Utility	8.0%
Toll Road	4.4%
Water & Sewer	3.6%
Higher Education	2.9%
General Obligation—State	2.6%
Other[2]	20.9%
Other Assets and Liabilities—Net[3]	0.5%
TOTAL	100%
1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.
2
For purposes of this table, sector classifications constitute 78.6% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other.”
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—54.8%
		Alabama—3.6%
$1,425,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2022	$1,430,586
1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	1,529,080
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No.3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 1.054% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,505,398
4,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No.7 (Series 2021C-1) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2026	4,167,681
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No.7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 0.860% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	24,860,598
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,613,219
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	5,050,861
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 1.004% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,990,922
		TOTAL	93,148,345
		Arizona—0.6%
4,500,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 0.760% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	4,500,037
5,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	5,288,164
4,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.875%, Mandatory Tender 3/31/2023	3,998,738
2,500,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), Pollution Control Revenue Refunding Bonds Palo Verde Project (Series 2003A) TOBs, 1.050%, Mandatory Tender 6/1/2022	2,497,498
		TOTAL	16,284,437
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—2.4%
$7,250,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021B) FRNs, 0.790% (SIFMA 7-day +0.280%), Mandatory Tender 4/1/2024	$7,247,560
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 0.960% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	9,040,339
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 0.810% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,941,222
7,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018D) FRNs, 0.860% (SIFMA 7-day +0.350%), Mandatory Tender 8/1/2024	6,976,810
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 1.210% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,753,110
2,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	1,940,441
3,700,000		California State Pollution Control Financing Authority (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.600%, Mandatory Tender 9/1/2023	3,619,908
3,000,000		California State, UT GO Various Purpose Refunding Bonds, 5.000%, 3/1/2025	3,258,990
1,670,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2024	1,798,994
1,250,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2025	1,380,654
1,180,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2025	1,270,313
1,180,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2026	1,292,743
5,000,000		Southern California Public Power Authority (Power Projects), Windy Point/Windy Flats Project Revenue Refunding Bonds (Series 2020-1) Green Bonds, 5.000%, 4/1/2024	5,272,697
2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 1 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	1,941,952
2,730,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,672,215
		TOTAL	61,407,948
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—0.9%
$5,600,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 0.654% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	$5,585,975
14,375,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	14,687,829
4,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2021B) FRNs, 0.538% (SOFR x 0.67 +0.350%), Mandatory Tender 9/1/2024	3,977,505
		TOTAL	24,251,309
		Connecticut—1.4%
400,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2022	401,223
675,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2023	698,839
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2024	1,061,320
850,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2025	922,472
1,200,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2026	1,332,402
3,400,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2027	3,853,101
4,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series X-2) TOBs, 0.250%, Mandatory Tender 2/9/2024	3,861,211
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.800%, Mandatory Tender 7/1/2024	4,981,449
14,420,000		Connecticut State HFA, Housing Mortgage Finance Program Bonds (Series 2020D-3) TOBs, 0.500%, Mandatory Tender 11/15/2023	14,041,367
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.410% (SIFMA 7-day +0.900%), 3/1/2023	1,506,652
3,250,000		West Haven, CT BANs, 2.000%, 9/29/2022	3,257,876
200,000		West Haven, CT, 4.000%, 9/15/2022	202,373
		TOTAL	36,120,285
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—1.1%
$775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	$767,191
2,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2023	2,831,732
1,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2025	1,866,349
1,000,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2027	1,142,394
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2023	2,613,788
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2024	2,672,232
1,250,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2025	1,366,345
2,800,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 0.400%, 8/1/2023	2,730,007
11,500,000	[1]	Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018B) FRNs, 0.865% (SIFMA 7-day +0.375%), Mandatory Tender 7/1/2024	11,440,032
		TOTAL	27,430,070
		Georgia—2.0%
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,618,255
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012) TOBs, 1.550%, Mandatory Tender 8/19/2022	9,985,623
6,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2012) TOBs, 1.700%, Mandatory Tender 8/22/2024	5,855,739
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.904% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	21,957,413
3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	3,130,368
400,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2022	405,489
725,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2023	744,025
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2024	$725,793
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2025	1,046,002
1,100,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2026	1,157,936
		TOTAL	51,626,643
		Illinois—2.3%
1,300,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2022	1,331,496
1,350,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2023	1,421,027
3,600,000		Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2022	3,655,315
2,500,000		Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2023	2,581,228
3,100,000		Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2025	3,292,831
3,625,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A) TOBs, 5.000%, Mandatory Tender 11/15/2024	3,832,565
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,148,457
2,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2023	2,086,823
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,322,647
2,000,000		Illinois State, UT GO Bonds (Series 2020B), 5.375%, 5/1/2023	2,069,880
2,500,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2023	2,567,131
3,000,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2024	3,150,899
8,500,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2023	8,652,900
6,550,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2024	6,757,866
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,048,761
		TOTAL	57,919,826
		Indiana—0.7%
100,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, (United States Treasury PRF), 2.000%, Mandatory Tender 2/1/2023	100,206
5,900,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	5,909,747
6,745,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 0.810% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	6,745,062
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$2,000,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995A) TOBs, 1.350%, Mandatory Tender 9/1/2022	$2,001,056
2,250,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995B) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,251,187
		TOTAL	17,007,258
		Iowa—0.2%
3,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021) TOBs, (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	2,982,272
3,500,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 0.746% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	3,459,633
		TOTAL	6,441,905
		Kentucky—1.7%
3,500,000		Kentucky Housing Corp. (BTT Development III Portfolio), Multifamily Rental Housing Revenue Bonds (Series 2019) TOBs, (United States Treasury GTD), 1.400%, Mandatory Tender 6/1/2022	3,501,531
3,500,000		Kentucky Housing Corp. (Cambridge Preservation LP), Multifamily Housing Revenue Bonds (Series 2021) TOBs, (United States Treasury GTD), 0.300%, Mandatory Tender 2/1/2024	3,368,327
13,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 10/1/2023	13,548,638
2,500,000		Owen County, KY (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.700%, Mandatory Tender 9/1/2023	2,449,332
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,299,637
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,181,728
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	5,263,488
2,500,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2021A), 0.400%, 5/1/2023	2,438,081
		TOTAL	44,050,762
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—1.0%
$5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B) TOBs, 0.875%, Mandatory Tender 2/1/2025	$4,797,855
2,000,000		Louisiana Stadium and Exposition District, BANS (Series 2021), 4.000%, 7/3/2023	2,036,176
5,025,000		Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2017D-1) TOBs, 0.600%, Mandatory Tender 5/1/2023	4,986,496
6,885,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	6,786,048
6,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	5,968,462
		TOTAL	24,575,037
		Massachusetts—1.7%
2,156,700		Bondsville Fire and Water District, MA BANs, 1.000%, 9/9/2022	2,151,882
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,583,098
12,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 1.010% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	11,986,322
5,700,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	6,025,537
3,250,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 1.110% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	3,244,478
6,250,000		Massachusetts HEFA (University of Massachusetts), Revenue Bonds (Series A) TOBs, 1.850%, Mandatory Tender 4/1/2022	6,250,000
2,225,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds (Series 212) TOBs, 1.450%, Mandatory Tender 12/1/2022	2,223,830
8,457,000		Metrowest Regional Transit Authority, MA RANs, 1.000%, 9/16/2022	8,438,860
		TOTAL	43,904,007
		Michigan—0.4%
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2022	753,471
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2023	764,935
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$760,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2024	$799,854
500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	536,304
6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	6,429,601
		TOTAL	9,284,165
		Minnesota—0.3%
6,895,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 0.940% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	6,883,971
		Missouri—0.4%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	10,000,826
		Montana—0.6%
11,825,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 1.060% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	11,831,822
2,800,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 0.960% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	2,805,165
		TOTAL	14,636,987
		Nebraska—0.6%
5,000,000	[1]	Douglas County, NE (Creighton University, NE), Educational Facilities Revenue Refunding Bonds (Series 2021B) FRNs, 1.040% (SIFMA 7-day +0.530%), Mandatory Tender 9/1/2026	5,016,667
10,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2020A) TOBs, 0.600%, Mandatory Tender 7/1/2023	9,828,579
		TOTAL	14,845,246
		Nevada—0.6%
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,178,385
5,000,000		Clark County, NV Pollution Control (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017) TOBs, 1.650%, Mandatory Tender 3/31/2023	4,993,773
500,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2023	508,241
1,450,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2025	1,493,075
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—continued
$550,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2026	$614,379
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	6,827,003
		TOTAL	16,614,856
		New Hampshire—0.3%
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,485,367
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	3,960,979
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,980,490
		TOTAL	7,426,836
		New Jersey—3.0%
2,600,000		Camden, NJ BANs, 1.000%, 8/10/2022	2,596,286
6,032,000		Dunellen, NJ BANs, 1.500%, 4/8/2022	6,032,382
1,602,917		Frelinghuysen Township, NJ BANs, 1.500%, 5/31/2022	1,603,676
5,004,000		Garwood, NJ BANs, 1.250%, 11/4/2022	4,992,996
2,044,783		Netcong, NJ BANs, 1.500%, 7/8/2022	2,045,863
7,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 1.200%, Mandatory Tender 6/1/2023	6,932,801
3,100,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	2,851,243
2,250,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2025	2,426,795
2,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2026	2,748,662
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2023	5,113,122
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2024	5,295,109
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 0.911% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,020,208
7,000,000		Newark, NJ, (Series E) BANs, 1.250%, 10/3/2022	6,994,159
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$630,000	Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	$656,872
750,000	Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	798,283
650,000	Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), 5.000%, 10/1/2022	660,336
400,000	Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	417,061
400,000	Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), 5.000%, 10/1/2022	406,361
1,515,000	Paulsboro, NJ, (Series A) BANs, 1.000%, 4/4/2022	1,514,978
2,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	2,010,142
	TOTAL	76,117,335
	New Mexico—1.0%
2,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	2,001,374
5,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C) TOBs, 1.150%, Mandatory Tender 6/4/2024	4,856,515
3,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	2,960,675
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2022	1,002,089
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,013,562
1,100,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,123,268
1,150,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,182,703
1,600,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,655,154
1,685,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,754,437
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	$3,901,654
3,300,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	3,548,200
		TOTAL	24,999,631
		New York—6.6%
2,166,000		Arcade, NY BANs, 1.500%, 5/10/2022	2,166,780
5,500,000		Central Islip, NY Fire District BANs, 1.250%, 6/3/2022	5,500,466
16,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	16,299,758
2,000,000		Clayton, NY, (Series A) BANs, 1.500%, 11/29/2022	1,997,880
1,500,000		Cooperstown, NY Central School District BANs, 1.000%, 6/30/2022	1,499,050
4,971,000		Endicott, NY BANs, 1.000%, 8/25/2022	4,962,861
7,600,000		Erie, NY #2 Board of Cooperative Educational Services RANs, 1.250%, 6/30/2022	7,599,855
2,460,000		Fillmore, NY Central School District BANs, 1.250%, 6/23/2022	2,460,039
3,400,000		Genesee Valley, NY Board of Cooperative Educational Services RANs, 1.200%, 6/28/2022	3,399,563
1,643,224		Glen Cove, NY, (Series A) BANs, 1.500%, 6/8/2022	1,644,102
2,140,000		Greenbush North Castle, NY UFSD RANs, 1.000%, 9/16/2022	2,135,313
3,041,856		Island Park Village, NY, (Series D) BANs, 1.250%, 6/15/2022	3,042,130
6,000,000		Jefferson County, NY Board of Cooperative Education District BANs, 1.000%, 6/29/2022	5,996,714
2,000,000		Lima, NY BANs, 1.750%, 5/27/2022	2,001,736
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 0.911% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	11,996,513
17,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	16,848,707
2,510,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 0.960% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	2,510,110
7,125,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 0.518% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	7,079,719
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 0.704% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	$27,935,023
9,500,000		New York State Board of Cooperative Educational Services (Onondaga, Cortland and Madison Counties, NY) RANs, 1.000%, 6/17/2022	9,495,612
5,500,000		New York State Board of Cooperative Educational Services (St. Lawrence & Lewis Counties, NY) RANs, 1.000%, 6/17/2022	5,497,460
250,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2022	254,560
2,500,000		New York Transportation Development (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2024	2,640,761
1,750,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2022	1,783,427
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2024	1,061,323
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2026	1,091,952
12,000,000		Orange and Ulster Counties BOCES, NY RANs, 1.000%, 7/22/2022	11,988,014
3,900,000		Southern Cayuga, NY Central School District, (Series A) BANs, 2.000%, 6/30/2022	3,907,208
5,750,000	[1]	Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds (Series 2005B-4A) FRNs, 0.568% (SOFR x 0.67 +0.380%), Mandatory Tender 2/1/2024	5,746,282
		TOTAL	170,542,918
		North Carolina—1.6%
4,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2018E) TOBs, 0.800%, Mandatory Tender 10/31/2025	3,807,405
850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	841,435
1,000,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	962,069
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$25,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Bonds (Series 2020), 5.000%, 2/1/2024	$26,272,482
10,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019A) FRNs, 0.279% (1-month USLIBOR x 0.67 +0.125%), Mandatory Tender 11/9/2022	9,988,348
		TOTAL	41,871,739
		North Dakota—0.5%
10,000,000		Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	9,562,641
4,000,000	[1]	North Dakota State HFA, Housing Finance Program Bonds (Series 2019B) FRNs, 0.710% (SIFMA 7-day +0.200%), Mandatory Tender 7/1/2024	3,999,048
		TOTAL	13,561,689
		Ohio—0.8%
2,000,000		Harrison, OH BANs, 2.000%, 10/25/2022	2,002,567
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	8,556,805
4,725,000		Ohio HFA Multifamily Housing (Seton Square North, OH), Revenue Bonds (Series 2021A) TOBs, (United States Treasury COL), 0.400%, Mandatory Tender 4/1/2023	4,650,315
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	4,306,605
1,000,000		Ohio Water Development Authority (Waste Management, Inc.), Solid Waste Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,007,679
		TOTAL	20,523,971
		Oklahoma—0.2%
2,850,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	2,868,093
1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	1,597,046
		TOTAL	4,465,139
		Oregon—0.4%
530,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-50 (Series 2020B-2), 2.750%, 11/15/2025	530,042
1,780,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-85 (Series 2020B-1), 3.250%, 11/15/2025	1,780,079
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oregon—continued
$3,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	$2,708,086
1,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	886,407
3,500,000		Oregon State Housing and Community Services Department (Westwind Apartments), Housing Development Revenue Bonds (Series 2021H) TOBs, (United States Treasury GTD), 0.250%, Mandatory Tender 3/1/2023	3,440,769
		TOTAL	9,345,383
		Pennsylvania—6.0%
5,500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 0.486% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,437,161
2,495,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021A) FRNs, 0.538% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,476,633
3,500,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021B) FRNs, 0.538% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	3,474,258
15,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 0.678% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,870,557
10,490,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 1.090% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	10,474,141
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	5,452,211
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 0.970% (SIFMA 7-day +0.460%), 11/1/2023	1,198,809
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 1.201% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	4,011,437
10,000,000		Pennsylvania Economic Development Financing Authority (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2008), 0.400%, 10/1/2023	9,663,918
3,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2010B) TOBs, 0.170%, Mandatory Tender 4/1/2022	2,999,995
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$20,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 0.230%, Mandatory Tender 4/1/2022	$20,000,000
4,900,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.580%, Mandatory Tender 8/1/2024	4,678,064
9,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 0.910% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	8,958,789
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 0.888% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	6,005,098
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 1.210% (SIFMA 7-day +0.700%), 12/1/2023	5,009,975
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2018A-1) FRNs, 1.110% (SIFMA 7-day +0.600%), 12/1/2023	10,023,541
2,285,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2023	2,350,164
750,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2024	792,051
17,500,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 1.160% (SIFMA 7-day +0.650%), Mandatory Tender 12/1/2023	17,548,594
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 1.110% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,778,133
13,000,000	[1]	University of Pittsburgh, Pitt Asset Notes—Higher Education Registered Series of 2019 FRNs, 0.870% (SIFMA 7-day +0.360%), 2/15/2024	13,042,687
		TOTAL	155,246,216
		South Carolina—1.0%
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 1.014% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	25,034,947
1,250,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 1/1/2024	1,291,520
		TOTAL	26,326,467
		Tennessee—0.8%
2,350,000		Memphis, TN Health, Educational and Housing Facility Board (Chickasaw Place Apartments), Collateralized Multifamily Housing Bonds (Series 2020) TOBs, 0.625%, Mandatory Tender 6/1/2022	2,348,161
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Tennessee—continued
$16,200,000	Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	$17,234,000
	TOTAL	19,582,161
	Texas—6.6%
3,000,000	Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	2,948,163
19,000,000	Arlington, TX Higher Education Finance Corp. (Basis Schools, Inc. Obligated Group), (Series 2021-MS0002) TOBs, (Morgan Stanley LIQ)/(Morgan Stanley LOC), 0.710%, Optional Tender 5/5/2022	19,000,000
2,500,000	Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	2,551,763
2,135,000	Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,233,942
3,400,000	Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,632,074
5,000,000	Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	5,262,633
4,000,000	Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.280%, Mandatory Tender 8/15/2024	3,797,612
4,000,000	Cypress-Fairbanks, TX Independent School District, Variable Rate UT School Building Bonds (Series 2017A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2022	4,000,787
5,000,000	Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.250%, Mandatory Tender 8/1/2023	4,903,047
4,465,000	Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,393,906
3,600,000	El Paso, TX Independent School District, Variable Rate Maintenance Tax Notes (Series 2020) TOBs, 2.000%, Mandatory Tender 8/1/2023	3,609,509
5,710,000	Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	5,722,098
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,975,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	$3,794,736
3,495,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	3,512,690
1,005,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (United States Treasury PRF 8/1/2022@100), 2.750%, Mandatory Tender 8/1/2022	1,010,218
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 0.811% (1-month USLIBOR +0.650%), Mandatory Tender 7/1/2024	5,003,336
3,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,072,288
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-1) FRNs, 0.930% (SIFMA 7-day +0.420%), Mandatory Tender 12/1/2022	4,999,559
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 1.060% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	5,016,918
3,500,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,581,290
2,750,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-2) TOBs, 5.000%, Mandatory Tender 12/1/2024	2,946,479
6,300,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-3) TOBs, 5.000%, Mandatory Tender 12/1/2026	7,010,057
4,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A) TOBs, 0.900%, Mandatory Tender 5/15/2025	3,958,324
3,750,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	3,724,920
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2022	$1,004,571
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2023	1,036,119
1,040,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2024	1,105,548
1,020,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2025	1,109,588
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2022	1,004,571
3,000,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996) TOBs, 0.900%, Mandatory Tender 9/1/2023	2,950,339
8,695,000	Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	8,716,831
2,650,000	Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2023	2,656,654
1,120,000	Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2052	1,122,227
3,675,000	Pflugerville, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 8/15/2022	3,689,016
14,985,000	Ponder, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2021) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2024	14,568,955
4,000,000	San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,056,349
2,250,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2023	2,335,350
2,500,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2025	2,673,430
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$11,000,000		Texas State Department of Housing & Community Affairs (THF Park at Kirkstall Apartments, LP), Multifamily Housing Revenue Bonds (Series 2021) TOBs, 0.650%, Mandatory Tender 12/1/2024	$10,477,964
2,675,000		Tomball, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014B-1) TOBs, 0.450%, Mandatory Tender 8/15/2023	2,628,778
		TOTAL	170,822,639
		Utah—0.3%
5,000,000		Utah County, UT Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds (Series 2020 B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	5,339,575
1,500,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2023	1,562,143
1,250,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2024	1,338,047
		TOTAL	8,239,765
		Virginia—1.9%
13,000,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	13,580,212
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	2,995,449
4,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.800%, Mandatory Tender 4/1/2022	4,500,000
5,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 1.700%, Mandatory Tender 10/1/2022	4,999,083
4,000,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2022	4,050,515
8,650,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2023	9,019,129
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A) TOBs, 0.750%, Mandatory Tender 9/2/2025	4,716,773
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,491,657
		TOTAL	49,352,818
		Washington—1.1%
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 0.740% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,987,691
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$9,250,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2021B) FRNs, 0.760% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	$9,159,274
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 1.000% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	5,005,668
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	2,623,571
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 1.560% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,024,967
		TOTAL	28,801,171
		West Virginia—0.2%
5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A) TOBs, 1.000%, Mandatory Tender 9/1/2025	5,250,775
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,424,009,725)	1,408,910,536
	[1]	SHORT-TERM MUNICIPALS—44.7%
		Arizona—0.9%
23,000,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (2021-MIZ9088) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 0.760%, 4/7/2022	23,000,000
		California—4.8%
4,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Weekly VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 0.710%, 4/7/2022	4,000,000
5,000,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEARs 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.890%, 4/7/2022	5,000,000
12,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 0.710%, 4/1/2022	12,400,000
51,800,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.640%, 4/1/2022	51,800,000
42,490,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), SPEARs 3a7 (Series DBE-8059) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.910%, 4/7/2022	42,490,000
3,730,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Certificates (Series 2017-XF2462) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.710%, 4/7/2022	3,730,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$4,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (2018-XF0704) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.710%, 4/7/2022	$4,000,000
		TOTAL	123,420,000
		Florida—0.4%
3,970,000		Hillsborough County, FL HFA (Hillsborough FL TC, LP), SPEARs 3a-7 (Series DBE-8083) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.890%, 4/7/2022	3,970,000
5,395,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.910%, 4/7/2022	5,395,000
		TOTAL	9,365,000
		Georgia—3.7%
6,300,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 0.560%, 4/1/2022	6,300,000
10,830,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.560%, 4/1/2022	10,830,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (Federal National Mortgage Association LOC), 0.650%, 4/7/2022	9,750,000
23,900,000		Burke County, GA Development Authority (Georgia Power Co.), (Series 2008) Daily VRDNs, 0.560%, 4/1/2022	23,900,000
4,000,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (Federal National Mortgage Association LOC), 0.650%, 4/7/2022	4,000,000
5,720,000		Effingham County, GA Development Authority (Georgia Power Co.), (Series 2003) Daily VRDNs, 0.570%, 4/1/2022	5,720,000
7,280,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 0.560%, 4/1/2022	7,280,000
7,300,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 1997) Daily VRDNs, 0.560%, 4/1/2022	7,300,000
17,050,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.560%, 4/1/2022	17,050,000
4,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.630%, 4/6/2022	4,250,000
		TOTAL	96,380,000
		Idaho—0.6%
15,885,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 0.650%, 4/6/2022	15,885,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—1.6%
$27,500,000		Indiana State Finance Authority Environmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 0.630%, 4/6/2022	$27,500,000
12,900,000		Indianapolis, IN Multifamily Housing (Pedcor Investments-2006- LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.580%, 4/7/2022	12,900,000
		TOTAL	40,400,000
		Kansas—0.2%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 0.760%, 4/6/2022	5,000,000
		Kentucky—3.9%
31,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series A) Weekly VRDNs, 0.460%, 4/1/2022	31,000,000
1,400,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 0.500%, 4/1/2022	1,400,000
28,475,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 0.500%, 4/1/2022	28,475,000
40,000,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 0.520%, 4/1/2022	40,000,000
		TOTAL	100,875,000
		Louisiana—2.4%
10,000,000		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.910%, 4/7/2022	10,000,000
8,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 0.650%, 4/6/2022	8,200,000
43,600,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 0.680%, 4/6/2022	43,600,000
		TOTAL	61,800,000
		Mississippi—0.1%
4,000,000		Mississippi Home Corp. (Shady Lane Group LP), (Series 2022-XF1134) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.760%, 4/7/2022	4,000,000
		Multi State—6.7%
25,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.660%, 4/1/2022	25,500,000
16,300,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.660%, 4/1/2022	16,300,000
25,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) Weekly VRDPs, 0.710%, 4/1/2022	25,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi State—continued
$50,000,000		Nuveen AMT-Free Municipal Credit Income Fund, Series B Weekly VRDPs, 0.710%, 4/1/2022	$50,000,000
46,975,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D MuniFund Preferred Shares Weekly VRDPs, 0.710%, 4/1/2022	46,975,000
6,305,000		Nuveen Muni High Income Opportunity Fund, SPEARs 3a7 (Series DBE-8084) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.740%, 4/7/2022	6,305,000
1,300,000		Nuveen Municipal Credit Opportunities Fund, PUTTERS 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.660%, 4/1/2022	1,300,000
		TOTAL	171,380,000
		Nevada—0.4%
6,500,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (2021-MIZ9091) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 0.760%, 4/7/2022	6,500,000
3,100,000		Nevada Housing Division (Lake Mead West AHP LP), (Series 2021-XF1120) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.740%, 4/7/2022	3,100,000
		TOTAL	9,600,000
		New Jersey—0.0%
1,055,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs, (Valley National Bank LOC), 0.560%, 4/6/2022	1,055,000
		New York—2.6%
4,685,000		Metropolitan Transportation Authority, NY, (Series 2021-XM0935) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.690%, 4/7/2022	4,685,000
26,550,000		New York City, NY Municipal Water Finance Authority, (Series 2022D) Weekly VRENs, 0.700%, 4/1/2022	26,550,000
7,500,000		New York City, NY, (Series 2021-2) Weekly VRENs, 0.710%, 4/1/2022	7,500,000
4,650,000		New York City, NY, (Series B-3) Weekly VRENs, 0.700%, 4/1/2022	4,650,000
17,990,000		New York Liberty Development Corporation (4 World Trade Center LLC), Tender Option Bond Trust Receipts (Series 2021-XF1242) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.610%, 4/7/2022	17,990,000
6,200,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets plc LOC), 0.650%, 4/6/2022	6,200,000
		TOTAL	67,575,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—0.1%
$4,000,000		Selma, NC Housing Authority Multi Family Revenue (GREH Lizzie Mill, NC TC LLC), Tender Option Bond Certificates (Series 2022-XF1133) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.760%, 4/7/2022	$4,000,000
		Ohio—1.6%
735,000		Mark Milford Hicksville, OH Joint Hospital District (Community Memorial Hospital of Hicksville), (Series 2005) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 0.590%, 4/1/2022	735,000
2,425,000		Metropolitan Nashville, TN Airport Authority (Embraer Aircraft Holding, Inc.), (Series 2005) Weekly VRDNs, (Regions Bank LOC), 0.620%, 4/1/2022	2,425,000
23,885,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 0.700%, 4/7/2022	23,885,000
8,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 0.700%, 4/1/2022	8,500,000
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 0.700%, 4/1/2022	4,000,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 0.680%, 4/7/2022	500,000
		TOTAL	40,045,000
		Oklahoma—1.3%
1,050,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 0.640%, 4/6/2022	1,050,000
10,675,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020B) Weekly VRENs, 0.760%, 4/1/2022	10,675,000
21,400,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020C) Weekly VRENs, 0.720%, 4/1/2022	21,400,000
		TOTAL	33,125,000
		Oregon—0.1%
3,000,000		Port of Morrow, OR Pollution Control (Idaho Power Co.), (Series 2000) Weekly VRDNs, 0.650%, 4/6/2022	3,000,000
		Pennsylvania—2.2%
2,000,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.600%, 4/7/2022	2,000,000
7,065,000		Central Bradford Progress Authority, PA (Guthrie Healthcare System, PA), (Series 2021D) Weekly VRENs, 0.760%, 4/7/2022	7,065,000
37,650,000		Delaware Valley, PA Regional Finance Authority, (Series C) R-Float Weekly VRDNs, 0.730%, 4/7/2022	37,650,000
455,000		Northampton County, PA IDA (Binney & Smith Inc.), (Series 1997A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.650%, 4/6/2022	455,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$10,000,000		Pennsylvania Housing Finance Agency (Hershey Plaza, PA TC LP), SPEARs 3a7 (Series DBE-8057) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.890%, 4/7/2022	$10,000,000
		TOTAL	57,170,000
		Tennessee—0.1%
2,670,000		Memphis, TN Health, Educational and Housing Facility Board (Alco Pershing Partners LP), (Series 2022-XF1136) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.620%,	2,670,000
		Texas—8.1%
3,000,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.740%, 4/7/2022	3,000,000
4,000,000		Austin, TX Affordable Public Finance Authority (LDG The Henderson on Reinli LP), Tender Option Bond Certificates (Series 2021-XF1119) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.760%, 4/7/2022	4,000,000
5,500,000		Dallas, TX Housing Finance Corp. (LDG Ridge at Lancaster LP), (Series 2021-XF1109) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.760%, 4/7/2022	5,500,000
13,015,000		Las Varas Public Fac Corporation, TX (Mira Vista SA Apartments, LP), SPEARs 3a7 (Series DBE-8056) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.890%, 4/7/2022	13,015,000
6,090,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.740%, 4/7/2022	6,090,000
59,175,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.570%, 4/6/2022	59,175,000
4,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 0.620%, 4/6/2022	4,000,000
23,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 0.640%, 4/6/2022	23,500,000
10,155,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.540%, 4/1/2022	10,155,000
67,975,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 0.650%, 4/6/2022	67,975,000
5,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 0.780%, 4/6/2022	5,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$7,245,000		Travis County, TX Housing Finance Corp., SPEARs (Series DBE-8054) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.890%, 4/7/2022	$7,245,000
		TOTAL	208,655,000
		Utah—0.4%
9,800,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.760%, 4/7/2022	9,800,000
		Virginia—0.1%
1,760,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs, (Truist Bank LOC), 0.590%, 4/7/2022	1,760,000
		Wisconsin—2.4%
8,000,000		Appleton, WI Redevelopment Authority (Fox Cities Performing Arts Center), (Series 2001B) Weekly VRDNs, (Associated Bank, N.A. LOC), 0.600%, 4/6/2022	8,000,000
90,000		La Crosse, WI IDA (GGP Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.690%, 4/7/2022	90,000
27,800,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2020C) Weekly VRENs, 0.760%, 4/7/2022	27,800,000
25,000,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2022A) Weekly VRENs, 0.760%, 4/7/2022	25,000,000
		TOTAL	60,890,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,150,850,000)	1,150,850,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $2,574,859,725)[3]	2,559,760,536
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	12,734,947
		TOTAL NET ASSETS—100%	$2,572,495,483
Securities that are subject to the federal alternative minimum tax (AMT) represent 16.4% of the Fund’s portfolio as calculated based upon total market value.
At March 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
5U.S. Treasury 2-Year Note, Short Futures	175	$37,086,329	June 2022	$522,895
5U.S. Treasury 5-Year Note, Short Futures	170	$19,496,875	June 2022	$513,681
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,036,576
Semi-Annual Shareholder Report

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2022, this restricted security amounted to $1,940,441, which represented 0.1% of total net assets.
3
The cost of investments for federal tax purposes amounts to $2,574,811,080.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$1,408,910,536	$—	$1,408,910,536
Short-Term Municipals	—	1,150,850,000	—	1,150,850,000
TOTAL SECURITIES	$—	$2,559,760,536	$—	$2,559,760,536
Other Financial Instruments:[1]
Assets	$1,036,576	$—	$—	$1,036,576
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,036,576	$—	$—	$1,036,576
1
Other financial instruments are futures contracts.
Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDP(s)	—Variable Rate Demand Preferred(s)
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.04	$10.03	$10.01	$9.98	$10.01	$9.99
Income From Investment Operations:
Net investment income	0.01[1]	0.02	0.09	0.13	0.10	0.05
Net realized and unrealized gain (loss)	(0.11)	0.01	0.02	0.03	(0.03)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.03	0.11	0.16	0.07	0.07
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.09)	(0.13)	(0.10)	(0.05)
Net Asset Value, End of Period	$9.93	$10.04	$10.03	$10.01	$9.98	$10.01
Total Return[2]	(1.03)%	0.33%	1.14%	1.59%	0.65%	0.74%
Ratios to Average Net Assets:
Net expenses[3]	0.51%[4]	0.51%	0.57%[5]	0.81%[5]	0.81%[5]	0.81%[5]
Net investment income	0.13%[4]	0.23%	0.94%	1.28%	0.94%	0.54%
Expense waiver/reimbursement[6]	0.09%[4]	0.08%	0.09%	0.13%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$554,268	$692,467	$584,371	$626,570	$661,860	$799,292
Portfolio turnover[7]	13%	61%	100%	83%	87%	88%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.57%, 0.81%, 0.81% and 0.81% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.04	$10.03	$10.01	$9.98	$10.01	$9.99
Income From Investment Operations:
Net investment income	0.01[1]	0.04	0.11	0.17	0.14	0.10
Net realized and unrealized gain (loss)	(0.11)	0.01	0.02	0.03	(0.03)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.05	0.13	0.20	0.11	0.12
Less Distributions:
Distributions from net investment income	(0.01)	(0.04)	(0.11)	(0.17)	(0.14)	(0.10)
Net Asset Value, End of Period	$9.93	$10.04	$10.03	$10.01	$9.98	$10.01
Total Return[2]	(0.96)%	0.48%	1.35%	2.04%	1.11%	1.19%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%[5]	0.36%[5]	0.36%[5]	0.36%[5]
Net investment income	0.28%[4]	0.39%	1.14%	1.72%	1.39%	0.99%
Expense waiver/reimbursement[6]	0.08%[4]	0.08%	0.08%	0.08%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,826,521	$2,133,831	$2,162,027	$2,158,811	$1,711,181	$1,864,456
Portfolio turnover[7]	13%	61%	100%	83%	87%	88%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.36%, 0.36%, 0.36% and 0.36% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2022	Year Ended September 30,		Period Ended 9/30/2019[1]
		2021	2020
Net Asset Value, Beginning of Period	$10.04	$10.03	$10.01	$10.00
Income From Investment Operations:
Net investment income	0.01[2]	0.04	0.12	0.05
Net realized and unrealized gain (loss)	(0.12)	0.01	0.02	0.01
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.05	0.14	0.06
Less Distributions:
Distributions from net investment income	(0.01)	(0.04)	(0.12)	(0.05)
Net Asset Value, End of Period	$9.92	$10.04	$10.03	$10.01
Total Return[3]	(1.05)%	0.50%	1.37%	0.66%
Ratios to Average Net Assets:
Net expenses[4]	0.34%[5]	0.34%	0.34%[6]	0.34%[5,6]
Net investment income	0.30%[5]	0.38%	0.99%	1.52%[5]
Expense waiver/reimbursement[7]	0.06%[5]	0.06%	0.06%	0.07%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$191,706	$208,627	$60,784	$12,263
Portfolio turnover[8]	13%	61%	100%	83%[9]
1
Reflects operations for the period from May 29, 2019 (commencement of operations) to September 30, 2019.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% for the year ended September 30, 2020, and 0.34% for the period ended September 30, 2019, after taking into account these expense reductions.
7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Securities that mature are considered sales for purposes of this calculation.
9
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2022 (unaudited)

Assets:
Investment in securities, at value (identified cost $2,574,859,725)		$2,559,760,536
Due from broker (Note 2)		325,500
Cash		261,594
Receivable for investments sold		20,008,889
Income receivable		8,452,568
Receivable for shares sold		2,503,159
TOTAL ASSETS		2,591,312,246
Liabilities:
Payable for investments purchased	$12,000,000
Payable for shares redeemed	6,069,569
Income distribution payable	225,611
Payable for other service fees (Notes 2 and 5)	73,077
Payable for variation margin on futures contracts	40,366
Payable for investment adviser fee (Note 5)	22,342
Payable for administrative fee (Note 5)	6,379
Accrued expenses (Note 5)	379,419
TOTAL LIABILITIES		18,816,763
Net assets for 259,168,362 shares outstanding		$2,572,495,483
Net Assets Consists of:
Paid-in capital		$2,596,817,959
Total distributable earnings (loss)		(24,322,476)
TOTAL NET ASSETS		$2,572,495,483
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($554,268,414 ÷ 55,845,270 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$9.93
Offering price per share	$9.93
Redemption proceeds per share	$9.93
Institutional Shares:
Net asset value per share ($1,826,521,071 ÷ 184,004,674 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$9.93
Offering price per share	$9.93
Redemption proceeds per share	$9.93
Class R6 Shares:
Net asset value per share ($191,705,998 ÷ 19,318,418 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$9.92
Offering price per share	$9.92
Redemption proceeds per share	$9.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2022 (unaudited)

Investment Income:
Interest			$9,195,500
Expenses:
Investment adviser fee (Note 5)		$4,300,674
Administrative fee (Note 5)		1,124,358
Custodian fees		45,538
Transfer agent fees (Note 2)		661,287
Directors’/Trustees’ fees (Note 5)		9,203
Auditing fees		17,816
Legal fees		6,147
Other service fees (Notes 2 and 5)		466,722
Portfolio accounting fees		125,465
Share registration costs		55,589
Printing and postage		14,870
Miscellaneous (Note 5)		16,541
TOTAL EXPENSES		6,844,210
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(867,049)
Reimbursement of other operating expenses (Notes 2 and 5)	(300,298)
TOTAL WAIVER AND REIMBURSEMENT		(1,167,347)
Net expenses			5,676,863
Net investment income			3,518,637
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(3,439,576)
Net realized gain on futures contracts			818,267
Net change in unrealized appreciation of investments			(29,564,881)
Net change in unrealized appreciation of futures contracts			1,036,576
Net realized and unrealized gain (loss) on investments and futures contracts			(31,149,614)
Change in net assets resulting from operations			$(27,630,977)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2022	Year Ended 9/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,518,637	$10,230,626
Net realized gain (loss)	(2,621,309)	168,147
Net change in unrealized appreciation/depreciation	(28,528,305)	1,748,384
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(27,630,977)	12,147,157
Distributions to Shareholders:
Class A Shares	(387,802)	(1,482,243)
Institutional Shares	(2,806,945)	(8,400,447)
Class R6 Shares	(300,648)	(314,264)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,495,395)	(10,196,954)
Share Transactions:
Proceeds from sale of shares	960,323,635	2,384,027,202
Net asset value of shares issued to shareholders in payment of distributions declared	2,566,424	7,763,150
Cost of shares redeemed	(1,394,193,098)	(2,165,997,877)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(431,303,039)	225,792,475
Change in net assets	(462,429,411)	227,742,678
Net Assets:
Beginning of period	3,034,924,894	2,807,182,216
End of period	$2,572,495,483	$3,034,924,894
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment
Semi-Annual Shareholder Report

income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $1,167,347 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended March 31, 2022, the transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$158,973	$(76,989)
Institutional Shares	495,567	(223,309)
Class R6 Shares	6,747	—
TOTAL	$661,287	$(300,298)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund’s Class A Shares will not incur and pay such other service fees to exceed 0.15% until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$466,722
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at March 31, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	5/27/2021	$2,000,000	$1,940,441
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average notional value of short futures contracts held by the Fund throughout the period was $30,617,673. This is based on amounts held as of each month-end throughout the six month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(1,036,576)*
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$818,267

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,036,576
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,936,483	$79,396,159	44,457,556	$446,675,950
Shares issued to shareholders in payment of distributions declared	38,048	379,758	143,447	1,440,980
Shares redeemed	(21,122,839)	(211,301,430)	(33,870,689)	(340,305,527)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(13,148,308)	$(131,525,513)	10,730,314	$107,811,403

	Six Months Ended 3/31/2022		Year Ended 9/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,142,671	$832,771,582	171,901,921	$1,726,924,629
Shares issued to shareholders in payment of distributions declared	216,647	2,164,248	625,472	6,283,621
Shares redeemed	(111,919,217)	(1,120,033,324)	(175,505,129)	(1,763,187,566)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(28,559,899)	$(285,097,494)	(2,977,736)	$(29,979,316)

	Six Months Ended 3/31/2022		Year Ended 9/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,810,467	$48,155,894	20,887,735	$209,844,623
Shares issued to shareholders in payment of distributions declared	2,248	22,418	3,839	38,549
Shares redeemed	(6,283,702)	(62,858,344)	(6,163,722)	(61,922,784)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,470,987)	$(14,680,032)	14,727,852	$147,960,388
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(43,179,194)	$(431,303,039)	22,480,430	$225,792,475
4. FEDERAL TAX INFORMATION
At March 31, 2022, the cost of investments for federal tax purposes was $2,574,811,080. The net unrealized depreciation of investments for federal tax purposes was $15,050,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,212,036 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,262,580. The amounts presented are inclusive of derivative contracts.
Semi-Annual Shareholder Report

As of September 30, 2021, the Fund had a capital loss carryforward of $7,708,040 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,925,215	$782,825	$7,708,040
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2022, the Adviser voluntarily waived $876,049 of its fee and voluntarily reimbursed $300,298 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended March 31, 2022, FSSC received $280 of the other service fees disclosed in Note 2.
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Interfund Transactions
During the six months ended March 31, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $291,010,000 and $412,390,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2022, were as follows:
Purchases	$226,965,024
Sales	$792,955,241
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per
Semi-Annual Shareholder Report

annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2022, the Fund had no outstanding loans. During the six months ended March 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2022, there were no outstanding loans. During the six months ended March 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments), and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$989.70	$2.53
Institutional Shares	$1,000.00	$990.40	$1.79
Class R6 Shares	$1,000.00	$989.50	$1.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,022.39	$2.57
Institutional Shares	$1,000.00	$1,023.14	$1.82
Class R6 Shares	$1,000.00	$1,023.24	$1.72
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.51%
Institutional Shares	0.36%
Class R6 Shares	0.34%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Municipal Ultrashort Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Semi-Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Fixed Income Securities, Inc. (the Corporation) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Municipal Ultrashort Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Municipal Ultrashort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
CUSIP 31417P817
28391 (5/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 23, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2022